Provisions for Dividends and Other Liabilities - Summary of Provisions for Dividends and Other Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Charge/(credit) for the year:
Dividends paid	$ (6,403)	$ (7,675)	$ (13,268)
Current	5,823	4,007
Non-current	13,498	15,088
Provision for dividends and other liabilities [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	710	769
Dividends determined	6,286	7,712
Charge/(credit) for the year:
Underlying	185	180
Discounting	7	2
Exchange variations	103	(42)
Released during the year	(73)	(120)
Utilisation	(90)	(92)
Dividends paid	(6,403)	(7,675)
Transfers and other movements	(19)	(24)
At the end of the financial year	706	710	$ 769
Current	310	220
Non-current	$ 396	$ 490